ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,
	2022	2021
Accrued payroll and related costs	$26,774	$26,511
Accrued vacation	8,080	7,152
Labor union contribution	333	925
Deferred revenue	3,570	2,239
Other	2,950	3,007
Total accrued expenses and other current liabilities	$41,707	$39,834